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[SECURITY BENEFIT LOGO]

September 13, 2010

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-52114 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semiannual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual and semiannual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Counselor Series Trust (Invesco Counselor Series Trust)	0001112996	September 3, 2010
AIM Growth Series (Invesco Growth Series)	0000202032	September 3, 2010
AIM Sector Funds (Invesco Sector Funds)	0000725781	September 3, 2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 27, 2010
American Century Variable Portfolios, Inc.	0000814680	August 24, 2010
Direxion Insurance Trust	0001102060	September 2, 2010
Dreyfus Appreciation Fund, Inc.	0000318478	August 24, 2010
Dreyfus Investment Portfolios	0001056707	August 16, 2010
Dreyfus Variable Investment Fund	0000813383	August 16, 2010
Federated Insurance Series	0000912577	August 23, 2010

One Security Benefit Place * Topeka, Kansas 66636-0001

[GRAPHIC] securitybenefit.com * 800.888.2461

Securities and Exchange Commission
September 13, 2010
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Franklin Templeton Variable Insurance Products Trust	0000837274	August 26, 2010
Janus Aspen Series	0000906185	August 27, 2010
Janus Investment Fund	0000277751	August 27, 2010
Legg Mason Partners Variable Equity Trust	0001176343	August 26, 2010
Legg Mason Partners Variable Income Trust	0000874835	August 26, 2010
MFS® Variable Insurance Trust	0000918571	August 31, 2010
Neuberger Berman Advisers Management Trust	0000736913	September 2, 2010
Northern Lights Variable Trust	0001352621	September 9, 2010
Oppenheimer Variable Account Funds	0000752737	August 25, 2010
PIMCO Variable Insurance Trust	0001047304	August 31, 2010
Royce Capital Fund	0001006387	August 23, 2010
Royce Fund	0000709364	August 30, 2010
RS Investment Trust	0000814232	September 2, 2010
Rydex Variable Trust	0001064046	September 3, 2010
SBL Fund	0000217087	September 7, 2010
Security Income Fund	0000088498	September 7, 2010
T. Rowe Price Capital Appreciation Fund	0000793347	August 24, 2010
T. Rowe Price Growth Stock Fund, Inc.	0000080257	August 23, 2010
The Universal Institutional Funds, Inc.	0001011378	September 8, 2010
Variable Insurance Products Fund II	0000831016	August 23, 2010
Variable Insurance Products Fund III	0000927384	August 26, 2010
Variable Insurance Products Fund V	0000823535	August 30, 2010
Wells Fargo Variable Trust	0001081402	September 3, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001